CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (2,648,809)	$ (118,416)	$ (1,311,951)	$ (2,300,196)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	249,725	217,306	933,600	767,254
Amortization of debt discount	0	589,474	589,474	210,526
Stock issued pursuant to employment agreement	0	2,825	42,125	5,650
Stock-based compensation	1,755,994	0	7,915,833	0
Loss on equity investment	0	38,552	38,552	310,754
Interest on notes receivable	(31,562)	0	0	0
Gain on sale of equity investment	0	0	(7,899,306)	0
Bad debt expense	0	0	(300,000)	400,000
Other	0	0	34,816	0
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(36,897)	(114,513)	(352,787)	(174,317)
Prepaid inventory	(1,809,379)	(786,116)	1,215,211	(474,321)
Inventory	885,796	81,332	(9,192,929)	(2,127,845)
Accounts receivable	(934,150)	(825,227)	1,205,952	(1,744,064)
Accounts payable and accrued expenses	(13,569)	22,658	190,859	24,622
Accrued expenses	0	0	178,552	222,703
Net cash used in operating activities	(2,582,851)	(892,125)	(6,711,999)	(4,879,234)
INVESTING ACTIVITIES
Cash received on acquisition	0	0	0	50,775
Purchase of equipment	(74,698)	(9,295)	(449,211)	(226,594)
Cash paid on PhytoSPHERE agreement	0	0	0	(950,000)
Investment in KanaLife Sciences	0	0	0	(750,000)
Issuance of note receivable	0	0	(1,200,000)	0
Repayment of principal on notes receivable	75,117	47,300	264,827	0
Net cash provided by investing activities	419	38,005	(1,384,384)	(1,875,819)
FINANCING ACTIVITIES
Common stock issued for cash	2,520,000	7,075,000	8,247,500	2,731,423
Proceeds from loan from Roen Ventures, LLC	0	0	0	6,192,069
Payments on Roen Ventures loan	0	(92,069)	(92,069)	(100,000)
Common stock to be issued	0	0	0	175,000
Repayment of related party loan	0	(300)	(300)	(200)
Net cash provided by financing activities	2,520,000	6,982,631	8,155,131	8,998,292
Net (decrease) increase in cash	(62,432)	6,128,511	58,748	2,243,239
Cash, beginning of period	2,302,418	2,243,670	2,243,670	431
Cash, end of period	2,239,986	8,372,181	2,302,418	2,243,670
Supplemental disclosure of non-cash transactions:
Value of debt discount	0	0	0	800,000
Accounts receivable assumed from acquisition	0	0	0	396,438
Inventory assumed from acquisition	0	0	0	345,477
Prepaid inventory assumed from acquisition	0	0	0	1,260,510
Property and equipment assumed from acquisition	0	0	0	1,288
Goodwill	0	0	0	1,855,512
Intangible assets acquired from acquisition	0	0	0	4,110,000
Amount due to PhytoSPHERE Agreement	0	0	0	(1,314,878)
Common Shares issued for acquisition	0	0	0	7,070,000
Conversion of Line of credit - Roen Ventures, LLC to common stock	0	0	6,000,000	0
Common stock issued for future underwriting services	(87,600)	0	0	0
Conversion of accounts receivable to notes receivable	0	6,000,000	(600,000)	0
Conversion of line of credit to common stock	0	(600,000)	0	0
Common stock to be issued	0	(175,000)	(175,000)	0
Common stock received in exchange for sale of investment	0	0	8,300,000	0
Supplemental cash flow disclosures:
Interest paid	0	187,453	187,453	0
Taxes paid	$ 16,091	$ 0	$ 0	$ 0